Share-based compensation - Schedule of share-based compensation (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	$ 291,272	$ 57,743
Share options [member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	257,309	57,743
RSUs [Member]
Share-based compensation - Schedule of share-based compensation (Details) [Line Items]
Share-based compensation	$ 33,963	$ 0